FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of Fair value measurements

Convertible Notes Continuity	Total
Balance, January 1, 2025	$21,412
Accrued interest	909
Gain on the change in fair value of Convertible Notes	508
Change in fair value attributable to changes in credit risk	(57)
Foreign currency translation adjustment	1,137
Balance, June 30, 2025	$23,909

Spring Valley Acquisition III
FAIR VALUE MEASUREMENTS
Schedule of assets that are measured at fair value on a recurring basis

Description	Level	June 30, 2026
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$236,690,350
Liability:
Subscription agreement liability	3	$21,975,641

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

Schedule of Fair value measurements

Subscription agreement liability, December 31, 2025	$—
Initial recognition	—
Change in fair value	$13,854,870
Subscription agreement liability, March 31, 2026	$13,854,870
Change in fair value	$8,120,771
Subscription agreement liability, June 30, 2026	$21,975,641